UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2011

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:	200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	February 13, 2012


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	50

Form 13F Information Table Value Total:	503,411



List of Other Included Manager:

  No. 	13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS, INC.       COM              00751Y106    13330   191435 SH       Sole                   191435
BANK OF AMERICA CORPORATION CO COM              060505104      256    46000 SH       Sole                    46000
BED BATH & BEYOND INC COM      COM              075896100    25555   440823 SH       Sole                   440823
BERKLEY W R CORPORATION        COM              084423102      334     9700 SH       Sole                     9700
BERKSHIRE HATHAWAY INC DEL CL  COM              084670108    44984      392 SH       Sole                      392
BERKSHIRE HATHAWAY INC DEL CL  COM              084670702    27474   360083 SH       Sole                   360083
BROWN & BROWN INC COM          COM              115236101    33862  1496312 SH       Sole                  1496312
CITIGROUP INC COM              COM              172967424       11      400 SH       Sole                      400
                                                              5697   216550 SH  CALL Sole                   216550
COCA COLA CO COM               COM              191216100     6624    94668 SH       Sole                    94668
COINSTAR INC COM               COM              19259P300     5440   119200 SH       Sole                   119200
COMCAST CORP NEW CL A SPL      COM              20030N200    40324  1711531 SH       Sole                  1711531
DOLBY LABORATORIES, INC.- CL A COM              25659T107    16227   531855 SH       Sole                   531855
EXACT SCIENCES CORP COM        COM              30063P105     2499   307800 SH       Sole                   307800
EXPEDIA INC                    COM              30212P303    22108   761836 SH       Sole                   761836
EXPONENT INC                   COM              30214U102      460    10000 SH       Sole                    10000
FLIR SYS INC COM               COM              302445101    32691  1303969 SH       Sole                  1303969
GALLAGHER ARTHUR J & CO        COM              363576109      278     8300 SH       Sole                     8300
GANNETT INC COM                COM              364730101     4880   365019 SH       Sole                   365019
GARMIN LTD SHS                 COM              H2906T109     2270    57030 SH       Sole                    57030
HOUSTON WIRE & CABLE CO COM    COM              44244K109      892    64509 SH       Sole                    64509
JOHNSON & JOHNSON COM          COM              478160104      371     5650 SH       Sole                     5650
KINDER MORGAN ENERGY PARTNERS  COM              494550106      260     3058 SH       Sole                     3058
LABORATORY CORP AMER HLDGS COM COM              50540R409    40535   471503 SH       Sole                   471503
LENDER PROCESSING SERVICES     COM              52602E102     1784   118400 SH       Sole                   118400
LOWES COS INC COM              COM              548661107    10552   415775 SH       Sole                   415775
LUMBER LIQUIDATORS HOLDINGS    COM              55003T107     4627   262000 SH       Sole                   262000
MARKEL CORP COM                COM              570535104    32861    79247 SH       Sole                    79247
MERCURY GENL CORP NEW COM      COM              589400100      228     5000 SH       Sole                     5000
MOHAWK INDS INC COM            COM              608190104      443     7400 SH       Sole                     7400
ONEBEACON INSURANCE GROUP LTD  COM              G67742109      185    12000 SH       Sole                    12000
PAYCHEX INC                    COM              704326107      181     6000 SH       Sole                     6000
PENN NATL GAMING INC COM       COM              707569109     6472   170000 SH       Sole                   170000
PROGRESSIVE CORP OHIO COM      COM              743315103     3675   188358 SH       Sole                   188358
RLI CORP COM                   COM              749607107      911    12500 SH       Sole                    12500
RYANAIR HLDGS PLC SPONSORED AD COM              783513104    31593  1133994 SH       Sole                  1133994
SIEM INDS INC COM              COM              G81226105     2266    41200 SH       Sole                    41200
STRAYER ED INC COM             COM              863236105    21241   218554 SH       Sole                   218554
STRYKER CORP COM               COM              863667101     6539   131550 SH       Sole                   131550
TEMPUR PEDIC INTL INC COM      COM              88023U101     8825   168000 SH       Sole                   168000
THOR INDS INC COM              COM              885160101     1692    61702 SH       Sole                    61702
TORCHMARK CORP COM             COM              891027104      386     8900 SH       Sole                     8900
TRIPADVISOR INC                COM              896945201     8656   343376 SH       Sole                   343376
US BANCORP DEL COM NEW         COM              902973304      692    25590 SH       Sole                    25590
VULCAN MATLS CO COM            COM              929160109      475    12080 SH       Sole                    12080
WALGREEN CO COM                COM              931422109     2034    61515 SH       Sole                    61515
WASHINGTON POST CO CL B        COM              939640108     5482    14549 SH       Sole                    14549
WELLS FARGO & CO NEW COM       COM              949746101      609    22100 SH       Sole                    22100
WHITE RIV CAP INC COM          COM              96445P105      840    41500 SH       Sole                    41500
WMS INDUSTRIES INC             COM              929297109    22801  1111137 SH       Sole                  1111137